Deposits - Summary of certificates of deposit by maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
2021	$ 4,486,877
2022	964,179
2023	658,383
2024	562,093
2025	568,047
2026 and thereafter	68,269
Total certificates of deposit	$ 7,307,848	$ 7,674,797